Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock-based compensation expenses included in general and administrative expenses
Stock-based compensation expenses included in general and administrative expenses are as follows:

Year ended December 31,	2015	2014	2013
Share option plan (note 22(b))	$716	$921	$981
Liability classified restricted share unit plan (note 22(d(i)))	(80)	790	2,652
Equity classified restricted share unit plan (note 22(d(ii)))	713	419	—
Equity performance restricted share unit plan (note 22(e))	431	94	—
Liability classified deferred stock unit plan (note 22(f(i)))	(735)	(1,100)	2,560
Equity classified deferred stock unit plan (note 22(f(ii)))	651	2,181	—
	$1,696	$3,305	$6,193

Schedule of stock options activity

	Number of options	Weighted average exercise price $ per share
Outstanding at December 31, 2012	3,029,734	5.70
Granted	177,400	5.91
Exercised(i)	(295,230)	3.98
Forfeited	(698,624)	7.12
Outstanding at December 31, 2013	2,213,280	5.51
Exercised(i)	(385,880)	3.49
Forfeited	(61,480)	7.83
Outstanding at December 31, 2014	1,765,920	5.87
Exercised(i)	(30,080)	2.75
Forfeited	(287,840)	8.91
Outstanding at December 31, 2015	1,448,000	5.33

(i)	All stock options exercised resulted in new common shares being issued (note 17(a)).

Summary of information about stock options outstanding
The following table summarizes information about stock options outstanding at December 31, 2015:

	Options outstanding			Options exercisable
Exercise price	Number	Weighted average remaining life	Weighted average exercise price	Number	Weighted average remaining life	Weighted average exercise price
$2.75	288,900	6.4 years	$2.75	149,420	6.5 years	$2.75
$2.79	450,000	6.5 years	$2.79	150,000	6.5 years	$2.79
$3.69	29,100	2.9 years	$3.69	29,100	2.9 years	$3.69
$4.90	40,000	6.3 years	$4.90	24,000	6.3 years	$4.90
$5.00	127,760	0.4 years	$5.00	127,760	0.4 years	$5.00
$5.91	149,200	8.0 years	$5.91	59,680	8.0 years	$5.91
$6.56	79,860	5.9 years	$6.56	63,080	5.9 years	$6.56
$8.28	10,000	3.5 years	$8.28	10,000	3.5 years	$8.28
$8.58	30,000	4.7 years	$8.58	30,000	4.7 years	$8.58
$9.33	59,780	4.1 years	$9.33	59,780	4.1 years	$9.33
$10.13	59,060	5.0 years	$10.13	59,060	5.0 years	$10.13
$13.50	74,340	1.9 years	$13.50	74,340	1.9 years	$13.50
$16.46	50,000	2.3 years	$16.46	50,000	2.3 years	$16.46
	1,448,000	5.4 years	$5.33	886,220	4.6 years	$6.52

Schedule of performance restricted share units

Number of units
Outstanding at December 31, 2013	—
Granted	65,636
Dividend equivalents granted	536
Outstanding at December 31, 2014	66,172
Granted	350,724
Dividend equivalents granted	6,696
Outstanding at December 31, 2015	423,592

Schedule of stock plan activity
Liability classified deferred stock unit plan

Number of units
Outstanding at December 31, 2012	625,156
Issued	141,509
Redeemed	(179,831)
Outstanding at December 31, 2013	586,834
Issued	7,674
Redeemed	(63,886)
Outstanding at December 31, 2014	530,622
Issued	—
Modified	571,569
Redeemed	(173,317)
Outstanding at December 31, 2015	928,874

Senior executive stock option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used to value stock option grants
The weighted average assumptions used in estimating the fair value of the fully vested senior executive stock options as at December 31, 2015 and 2014 are as follows:

Year ended December 31,	2015	2014	2013
Number of senior executive stock options	—	258,200	550,000
Weighted average fair value per option granted ($)	—	0.08	1.71
Weighted average assumptions:
Dividend yield	—%	2.20%	N/A
Expected volatility	—%	49.68%	39.12%
Risk-free interest rate	—%	0.25%	0.22%
Expected life (years)	0.0	0.4	1.4

Liability classified restricted share unit plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of restricted share unit plan activity
Liability classified restricted share unit plan

Number of units
Outstanding at December 31, 2012	1,110,275
Granted	555,204
Vested	(154,330)
Forfeited	(487,205)
Outstanding at December 31, 2013	1,023,944
Dividend equivalents granted	695
Vested	(350,271)
Forfeited	(58,865)
Outstanding at December 31, 2014	615,503
Dividend equivalents granted	—
Vested	(277,707)
Forfeited	(47,006)
Outstanding at December 31, 2015	290,790

Equity classified restricted share unit plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of restricted share unit plan activity
Equity classified restricted share unit plan

	Number of units	Weighted average exercise price $ per share
Outstanding at December 31, 2013	—	—
Granted	274,256	7.98
Dividend equivalents granted	11,557	6.15
Vested	(605)	7.75
Forfeited	(22,300)	7.87
Outstanding at December 31, 2014	262,908	7.91
Granted	557,650	3.01
Dividend equivalents granted	22,882	3.03
Modified	(156)	3.62
Vested	(19,798)	3.63
Forfeited	(49,330)	6.37
Outstanding at December 31, 2015	774,156	4.45

Deferred share unit plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock plan activity
Equity classified deferred stock unit plan

	Number of units	Weighted average exercise price $ per share
Outstanding at December 31, 2013	—	—
Granted	161,007	6.52
Dividend equivalents issued	8,721	6.10
Outstanding at December 31, 2014	169,728	6.50
Issued	378,867	3.29
Dividend equivalents granted	22,974	3.07
Modified	(571,569)	2.58
Outstanding at December 31, 2015	—	—